SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Net revenue	¥ 5,805,901	$ 795,405	¥ 4,895,633	¥ 3,434,620
Consumption & lifestyle business and other
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Net revenue	¥ 1,924,423		¥ 1,416,692	743,091
Percentage of revenue on total e-commerce revenue	100.00%	100.00%	99.70%
Post-origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue on the remaining performance obligations	¥ 3,400		¥ 3,600
Health and life insurance | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	5 years	5 years
Health and life insurance | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	10 years	10 years
Property insurance
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	1 year	1 year
Referral service
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Net revenue	¥ 205,187		120,216	64,892
Technical support services.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Net revenue	15,142		18,682	12,194
Received from borrowers
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Net revenue	2,825		11,196	25,694
Insurance brokerage services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Net revenue	¥ 408,369		¥ 963,822	¥ 731,797
Percentage of renewal commission revenue on segment revenue	2.60%	2.60%	6.00%	9.70%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Post-origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized			100.00%
Revenue on the remaining performance obligation, Period			12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Post-origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized	100.00%
Revenue on the remaining performance obligation, Period	12 months